Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 CNY (¥) shares
Summary of Significant Accounting Policies [Line Items]
Investment gains	¥ 1,600
Impairment losses recognized on short-term investments or equity investments
Inventory write-downs
Allowance for doubtful accounts
Impairment of goodwill
Share of loss of affiliates	(1,225)	$ (175)
Impairment loss on intangible assets
Value added tax payable	2
Contract liabilities	7,391
Realized contract liabilities	7,225
Revenue from contracts with customers
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3
Restricted cash	¥ 1,539				¥ 243
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer	Chief Executive Officer
Government grants	¥ 3
Private Placement Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants outstanding (in Shares) | shares	20,000,000
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	1
China [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	6.9931
Money Market Funds [Member]
Summary of Significant Accounting Policies [Line Items]
Short-to-medium term fair values	¥ 800				¥ 4,300
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Payment terms	30 days
Lease terms	2 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Payment terms	60 days
Lease terms	7 years
Investments in Affiliates [Member]
Summary of Significant Accounting Policies [Line Items]
Share of loss of affiliates	¥ 1,225